Average Annual Total Returns - FidelitySeriesOverseasFund-PRO - FidelitySeriesOverseasFund-PRO - Fidelity Series Overseas Fund	Dec. 30, 2023
Fidelity Series Overseas Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(23.26%)
Since Inception	4.18%	[1]
Fidelity Series Overseas Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.49%)
Since Inception	3.75%	[1]
Fidelity Series Overseas Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.45%)
Since Inception	3.27%	[1]
MS001
Average Annual Return:
Past 1 year	(14.27%)
Since Inception	3.07%	[1]

[1]	AFrom June 21, 2019.